                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      May 15, 2006
        [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-
        ------------------     ----------------------------------
     [Repeat as necessary]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $662,878,643


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS FUND MANAGERS, LLP - MARCH 31, 2006

                                  ITEM 2-
                                  TITLE OR     ITEM 3 -                   ITEM 5 -   ITEM 6 - INV ITEM 7 - ITEM 8 -
ITEM 1 - STOCK NAME                CLASS         CUSIP     ITEM 4 - FMV    SHARES     DISCRETION   MANAGER  VOTING   AUTHORITY
-------------------            ------------- ------------ ------------- ------------ ------------ -------- -------- ----------
America Movil                                US02364W1054  3,083,605.58    90,006.00     Sole         1      Sole    90,006.00

Anglogold Ashanti Spon         ADR           US0351282068 42,078,678.84   777,507.00     Sole         1      Sole   654,225.00
                                                                                                             None   123,282.00

Banco Bradesco Spons           ADR           US0594603039  1,346,625.00    37,500.00     Sole         1      Sole    37,500.00

Banco Itau Holding Financeira  ADR           US0596022014  3,274,700.00   110,000.00     Sole         1      Sole   110,000.00

Banco Macro Bansud             ADR           US05961W1053    437,963.00    19,100.00     Sole         1      Sole    12,900.00
                                                                                                             None     6,200.00

Bancolombia                    ADR           US05968L1026 17,607,050.00   504,500.00     Sole         1      Sole   411,900.00
                                                                                                             None    92,600.00

Bank Forum                     GDR           US3498091038  1,245,389.14    97,709.00     Sole         1      Sole    97,709.00

Brasil Telecom Participacoes   ADR           US1055301097 39,699,227.76 1,093,944.00     Sole         1      Sole   924,544.00
                                                                                                             None   169,400.00

Cia de Bebidas das Americas    ADR           US20441W2035 14,221,521.36   331,041.00     Sole         1      Sole   248,541.00
                                                                                                             None    82,500.00

Cia de Bebidas das Americas CM ADR           US20441W1045  3,335,966.64    88,888.00     Sole         1      Sole    75,288.00
                                                                                                             None    13,600.00

Cia Paranaese Ener - Copel     ADR           US20441B4077    343,700.00    35,000.00     Sole         1      Sole    35,000.00

Coca-Cola Embonor B            ADR Reg S     US2908152083  1,847,808.18   211,674.00     Sole         1      Sole   118,674.00

Coca-Cola Femsa                ADR           US1912411089    302,120.00     9,100.00     Sole         1      None    93,000.00
                                                                                                             Sole     9,100.00

Commercial International Bank  GDR Reg S     US2017122050  2,403,195.00   196,500.00     Sole         1      Sole   157,400.00
                                                                                                             None    39,100.00

Comp. Anon. Nac. Telefones     ADS           US2044211017    109,458.24     5,168.00     Sole         1      Sole     5,168.00

Companhia Brasileira De Dist.  ADR           US20440T2015 33,922,320.00   804,800.00     Sole         1      Sole   690,500.00
                                                                                                             None   114,300.00

Embotelladora Andina           ADR Rep A     US29081P2048  1,839,280.00   132,800.00     Sole         1      Sole    29,700.00
                                                                                                             None   103,100.00


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

GENESIS FUND MANAGERS, LLP - MARCH 31, 2006

                                  ITEM 2-
                                  TITLE OR     ITEM 3 -                     ITEM 5 -   ITEM 6 - INV ITEM 7 - ITEM 8 -
ITEM 1 - STOCK NAME                CLASS         CUSIP     ITEM 4 - FMV      SHARES     DISCRETION   MANAGER  VOTING    AUTHORITY
-------------------            ------------- ------------ -------------- ------------- ------------ -------- -------- ------------
Embotelladora Andina           ADS Rep B     US29081P3038   5,504,402.52    372,927.00     Sole         1      Sole     294,727.00
                                                                                                               None      78,200.00

Femsa                          ADS           US3444191064 116,433,131.52  1,270,272.00     Sole         1      Sole   1,079,952.00
                                                                                                               None     190,320.00

GAIL India                     GDR           US36268T2069  47,772,847.50  1,124,067.00     Sole         1      Sole     919,200.00
                                                                                                               None     204,867.00

Galnaftogaz                    GDR           US20601L1044   1,400,233.65    230,700.00     Sole         1      Sole     230,700.00

Grupo Aeroportuario Pacifico                 US4005061019     182,115.00      5,700.00     Sole         1      Sole      5,700.00

Grupo Televisa SA              ADR           US40049J2069   1,225,840.00     61,600.00     Sole         1      Sole      61,600.00

Gujarat Ambuja Cements         GDR           USY2943F1132   4,057,830.00  1,779,750.00     Sole         1      Sole     702,000.00
                                                                                                               None   1,077,750.00

Korea Electric Power Spon      ADR           US5006311063   3,477,600.00    161,000.00     Sole         1      Sole     152,800.00
                                                                                                               None       8,200.00

Lecico Egypt SAE               GDR           US5232402082     488,580.00     47,900.00     Sole         1      Sole      47,900.00

Lukoil                         ADR           US6778621044  78,345,960.00    939,400.00     Sole         1      Sole     772,400.00
                                                                                                               None     167,000.00

Mobile Telesystems             ADR           US6074091090  89,224,757.20  2,695,612.00     Sole         1      Sole   2,281,612.00
                                                                                                               None     414,000.00

MOL                            GDS           US6084642023  18,206,415.20    179,197.00     Sole         1      Sole     154,297.00
                                                                                                               None      24,900.00

Orascom Construction Inds      GDR           US68554N1063  12,360,024.00    150,732.00     Sole         1      Sole      59,244.00
                                                                                                               None      91,488.00

Orascom Construction Inds      GDR REST      US68554N1063     697,887.75      9,093.00     Sole         1      Sole       3,574.00
                                                                                                               None       5,519.00

Petrobras                      ADR           US71654V4086   1,733,400.00     20,000.00     Sole         1      Sole      20,000.00

Ranbaxy Laboratories           GDS           USY7187Y1166   2,133,312.00    216,800.00     Sole         1      Sole      80,100.00
                                                                                                               None     136,700.00


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

GENESIS FUND MANAGERS, LLP - MARCH 31, 2006

                                  ITEM 2-
                                  TITLE OR     ITEM 3 -                     ITEM 5 -   ITEM 6 - INV ITEM 7 - ITEM 8 -
ITEM 1 - STOCK NAME                CLASS         CUSIP     ITEM 4 - FMV      SHARES     DISCRETION   MANAGER  VOTING    AUTHORITY
-------------------            ------------- ------------ -------------- ------------- ------------ -------- -------- ------------
SK Telecom Co                  ADR           US78440P1084   6,466,019.00    274,100.00     Sole         1      Sole     254,200.00
                                                                                                               None      19,900.00

Tele Norte Leste               ADR           US8792461068  67,785,852.00  4,063,900.00     Sole         1      Sole   3,460,200.00
                                                                                                               None     603,700.00

Telefonos de Mexico            ADS (L)       US8794037809     526,121.92     23,404.00     Sole         1      Sole      23,404.00

TIM Participacoes              ADR           US88706P1066     185,150.00      5,000.00     Sole         1      Sole       5,000.00

Ultrapar                       ADR           US90400P1012     710,400.00     40,000.00     Sole         1      Sole      40,000.00

Unibanco                       ADR           US90458E1073  32,934,296.00    445,600.00     Sole         1      Sole     382,600.00
                                                                                                               None      63,000.00

Wimm-Bill-Dann Foods           ADR           US97263M1099   3,927,860.00    138,500.00     Sole         1      Sole     138,500.00
                                                          -------------- -------------
                                                          662,878,643.99 18,800,491.00
                                                          ============== =============


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